SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 94.6%
	EQUITY - 94.6%
300,832	Communication Services Select Sector SPDR Fund(a)				$ 27,195,213
152,397	Consumer Discretionary Select Sector SPDR Fund(a)				30,535,787
211,307	Consumer Staples Select Sector SPDR Fund(a)				17,538,481
112,325	Energy Select Sector SPDR Fund(a)				9,862,135
843,179	Financial Select Sector SPDR Fund(a)				38,212,872
226,365	Health Care Select Sector SPDR Fund(a)				34,864,737
188,231	Industrial Select Sector SPDR Fund(a)				25,494,007
652,000	iShares Core S&P 500 ETF(a)				376,086,639
68,873	Materials Select Sector SPDR Fund				6,637,980
155,538	Real Estate Select Sector SPDR Fund(a)				6,947,882
400,922	Technology Select Sector SPDR Fund(a)				90,512,151
92,640	Utilities Select Sector SPDR Fund(a)				7,483,459
	TOTAL EXCHANGE-TRADED FUNDS (Cost $282,813,657)				671,371,343

	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
10,206,131	First American Government Obligations Fund, Class X, 4.82% (Cost $10,206,131)(b)				10,206,131

Contracts(c)
	INDEX OPTIONS PURCHASED - 4.9%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 4.9%
1,277	S&P 500 Index	10/18/2024	$ 4,000	$ 735,868,696	$ 100,544
1,277	S&P 500 Index	10/18/2024	4,700	735,868,696	233,150
500	S&P 500 Index	12/20/2024	2,400	288,124,000	34,540
500	S&P 500 Index	12/20/2024	3,600	288,124,000	232,904
1,277	S&P 500 Index	12/20/2024	3,750	735,868,696	703,011
1,277	S&P 500 Index	12/20/2024	4,500	735,868,696	1,649,083
616	S&P 500 Index	12/19/2025	5,500	354,968,768	15,273,327
549	S&P 500 Index	12/19/2025	5,750	316,360,152	17,130,536
	TOTAL INDEX OPTIONS PURCHASED (Cost - $53,608,811)				35,357,095

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

					Fair Value
	TOTAL INVESTMENTS - 100.9% (Cost $346,628,599)				$ 716,934,569
	CALL OPTIONS WRITTEN - (0.2)% (Premiums received - $1,775,021)				(1,732,351)
	PUT OPTIONS WRITTEN - (0.4)% (Premiums received - $15,902,417)				(2,699,949)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%				(2,473,826)
	NET ASSETS - 100.0%				$ 710,028,443

Contracts(c)
	WRITTEN INDEX OPTIONS - (0.6)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.2)%
320	S&P 500 Index	10/14/2024	$ 5,775	$ 184,399,360	$ 1,732,351
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $1,775,021)

	PUT OPTIONS WRITTEN - (0.4)%
1,277	S&P 500 Index	10/18/2024	4,200	735,868,696	130,275
1,277	S&P 500 Index	10/18/2024	4,500	735,868,696	183,375
1,000	S&P 500 Index	12/20/2024	3,000	576,248,000	232,305
1,277	S&P 500 Index	12/20/2024	4,000	735,868,696	927,140
1,277	S&P 500 Index	12/20/2024	4,250	735,868,696	1,226,854
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $15,902,417)				2,699,949

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $17,677,438)				$ 4,432,300

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2024, the total value of securities held as collateral is $355,889,881.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 97.3%
	EQUITY - 97.3%
387,800	iShares Core MSCI Emerging Markets ETF(a)				$ 22,263,598
	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,728,477)

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
359,925	First American Government Obligations Fund, Class X, 4.82% (Cost $359,925)(b)				359,925

Contracts(c)
	EQUITY OPTIONS PURCHASED - 2.9%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 2.9%
4,882	iShares MSCI Emerging Markets ETF	12/19/2025	$ 40.00	$ 22,388,852	$ 659,881
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,688,989)

	TOTAL INVESTMENTS - 101.8% (Cost $19,777,391)				$ 23,283,404
	CALL OPTIONS WRITTEN - (0.9)% (Premiums received - $115,507)				(203,478)
	PUT OPTIONS WRITTEN - (0.1)% (Premiums received - $106,872)				(23,282)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%				(182,171)
	NET ASSETS - 100.0%				$ 22,874,473

Contracts(c)
	WRITTEN EQUITY OPTIONS - (1.0)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (0.9)%
2,482	iShares MSCI Emerging Markets ETF	11/15/2024	$ 48.00	$ 11,382,452	$ 146,438
1,240	iShares MSCI Emerging Markets ETF	11/15/2024	48.50	5,686,640	57,040
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $115,507)				203,478

	PUT OPTIONS WRITTEN - (0.1)%
2,481	iShares MSCI Emerging Markets ETF	11/15/2024	39.00	11,377,866	23,282
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $106,872)

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $222,379)				$ 226,760

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2024, the total value of securities held as collateral is $8,037,400.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 97.0%
	EQUITY - 97.0%
304,600	iShares MSCI EAFE ETF(a)				$ 25,473,698
	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,873,021)

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
192,594	First American Government Obligations Fund, Class X, 4.82% (Cost $192,594)(b)				192,594

Contracts(c)
	EQUITY OPTIONS PURCHASED - 2.9%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 2.9%
3,046	iShares MSCI EAFE ETF	12/19/2025	$ 75	$ 25,473,698	$ 761,542
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,773,592)

	TOTAL INVESTMENTS - 100.6% (Cost $18,839,207)				$ 26,427,834
	CALL OPTIONS WRITTEN - (0.5)% (Premiums received - $59,897)				(142,785)
	PUT OPTIONS WRITTEN - (0.2)% (Premiums received - $90,536)				(49,663)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%				29,031
	NET ASSETS - 100.0%				$ 26,264,417

Contracts(c)
	WRITTEN EQUITY OPTIONS - (0.7)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (0.5)%
766	iShares MSCI EAFE ETF	11/15/2024	$ 86	$ 6,406,058	$ 83,173
766	iShares MSCI EAFE ETF	11/15/2024	87	6,406,058	59,612
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $59,897)				142,785

	PUT OPTIONS WRITTEN - (0.2)%
766	iShares MSCI EAFE ETF	11/15/2024	75	6,406,058	19,711
766	iShares MSCI EAFE ETF	11/15/2024	77	6,406,058	29,952
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $90,536)				49,663

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $150,433)				$ 192,448

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2024, the total value of securities held as collateral is $14,133,470.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 89.4%
	EQUITY - 89.4%
55,000	iShares Core S&P 500 ETF(a)				$ 31,725,100
	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,427,189)

	SHORT-TERM INVESTMENT — 5.4%
	MONEY MARKET FUND - 5.4%
1,904,191	First American Government Obligations Fund, Class X, 4.82% (Cost $1,904,191) (b)				1,904,191

Contracts(c)
	INDEX OPTIONS PURCHASED – 7.0%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 3.2%
45	S&P 500 Index	12/19/2025	$ 6,250	$ 25,931,160	$ 1,131,552
	TOTAL CALL OPTIONS PURCHASED (Cost - $862,700)

	PUT OPTIONS PURCHASED - 3.8%
59	S&P 500 Index	10/18/2024	4,000	33,998,632	4,645
59	S&P 500 Index	10/18/2024	4,700	33,998,632	10,772
22	S&P 500 Index	12/20/2024	2,400	12,677,456	1,520
22	S&P 500 Index	12/20/2024	3,600	12,677,456	10,248
59	S&P 500 Index	12/20/2024	3,750	33,998,632	32,481
59	S&P 500 Index	12/20/2024	4,500	33,998,632	76,191
30	S&P 500 Index	12/19/2025	5,200	17,287,440	560,362
25	S&P 500 Index	12/19/2025	5,550	14,406,200	649,056
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,136,340)				1,345,275

	TOTAL INDEX OPTIONS PURCHASED (Cost - $2,999,040)				2,476,827

	TOTAL INVESTMENTS - 101.8% (Cost $20,330,420)				$ 36,106,118
	CALL OPTIONS WRITTEN - (1.4)% (Premiums received - $427,207)				(503,617)
	PUT OPTIONS WRITTEN - (0.4)% (Premiums received - $725,711)				(124,231)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(d)				504
	NET ASSETS - 100.0%				$ 35,478,774

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Contracts(c)
	WRITTEN INDEX OPTIONS - (1.8)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (1.4)%
15	S&P 500 Index	10/14/2024	$ 5,775	$ 8,643,720	$ 81,204
45	S&P 500 Index	12/19/2025	6,700	25,931,160	422,413
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $427,207)				503,617

	PUT OPTIONS WRITTEN - (0.4)%
59	S&P 500 Index	10/18/2024	4,200	33,998,632	6,019
59	S&P 500 Index	10/18/2024	4,500	33,998,632	8,472
44	S&P 500 Index	12/20/2024	3,000	25,354,912	10,221
59	S&P 500 Index	12/20/2024	4,000	33,998,632	42,836
59	S&P 500 Index	12/20/2024	4,250	33,998,632	56,683
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $725,711)				124,231

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $1,152,918)				$ 627,848

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2024, the total value of securities held as collateral is $20,188,700.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 93.4%
	EQUITY - 93.4%
128,000	iShares Russell 2000 ETF(a)				$ 28,273,920
	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,026,502)

	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
315,216	First American Government Obligations Fund, Class X, 4.82% (Cost $315,216)(b)				315,216

Contracts(c)
	INDEX OPTIONS PURCHASED – 5.9%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED – 5.9%
128	Russell 2000 Index	12/19/2025	$ 2,150	$ 28,543,616	$ 1,776,074
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,057,666)

	TOTAL INVESTMENTS - 100.3% (Cost $20,399,384)				$ 30,365,210
	CALL OPTIONS WRITTEN - (0.8)% (Premiums received - $141,426)				(246,151)
	PUT OPTIONS WRITTEN - (0.4)% (Premiums received - $191,569)				(116,850)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%				260,629
	NET ASSETS - 100.0%				$ 30,262,838

Contracts(c)
	WRITTEN INDEX OPTIONS - (1.2)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.8)%
32	Russell 2000 Index	11/15/2024	$ 2,290	$ 7,135,904	$ 167,669
32	Russell 2000 Index	12/20/2024	2,450	7,135,904	78,482
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $141,426)				246,151

	PUT OPTIONS WRITTEN - (0.4)%
32	Russell 2000 Index	11/15/2024	1,910	7,135,904	25,403
32	Russell 2000 Index	12/20/2024	2,030	7,135,904	91,447
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $191,569)				116,850

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $332,995)				$ 363,001

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of September 30, 2024, the total value of securities held as collateral is $26,948,580.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.